Stock-Based Compensation - Annual Activity Of Stock Units and Cash Units Additional Information (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 15	$ 13	$ 16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 3 months	5 years 2 months
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	606
Number Of Restricted Stock Units Target Award Vested Range Maximum	20.00%
Weighted Average Grant Price - Granted	$ 42.05	$ 21.77	$ 14.39
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	66
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	28
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	438
Weighted Average Grant Price - Granted	$ 42.03	$ 20.04	$ 12.66
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 7 months 0 days
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0
Weighted Average Grant Price - Granted	$ 0.00	$ 18.04	$ 12.65
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding	$ 18